September 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	KraneShares Trust – Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of KraneShares Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 205 (the “Post-Effective Amendment”) to the Trust’s currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The purpose of this filing is to register shares of the KFA Dynamic Fixed Income ETF, a new series of the Trust. The Trust elects that this filing become effective 75 days after filing, pursuant to Rule 485(a)(2) under the Securities Act.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9475.

Sincerely,

/s/ Stacy L. Fuller

Stacy L. Fuller

K&L Gates LLP 1601 K Street NW Washington DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com